UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9479

Name of Fund: BlackRock S&P 500(R) Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500(R) Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                       4,102          Boeing Co.                                             $    364,422
                                                 1,970          General Dynamics Corp.                                      146,469
                                                   523          Goodrich Corp.                                               23,823
                                                 4,013          Honeywell International, Inc.                               181,548
                                                   687          L-3 Communications Holdings, Inc.                            56,183
                                                 1,689          Lockheed Martin Corp.                                       155,506
                                                 1,644          Northrop Grumman Corp.                                      111,299
                                                 2,354          Raytheon Co.                                                124,291
                                                   933          Rockwell Collins, Inc.                                       59,050
                                                 5,098          United Technologies Corp.                                   318,727
                                                                                                                       ------------
                                                                                                                          1,541,318
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                   1,458          FedEx Corp.                                                 158,368
                                                 5,600          United Parcel Service, Inc. Class B                         419,888
                                                                                                                       ------------
                                                                                                                            578,256
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                  3,851          Southwest Airlines Co.                                       58,997
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                           1,097          The Goodyear Tire & Rubber Co. (a)                           23,026
                                                   930          Johnson Controls, Inc.                                       79,906
                                                                                                                       ------------
                                                                                                                            102,932
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                               9,570          Ford Motor Co.                                               71,871
                                                 3,019          General Motors Corp.                                         92,744
                                                 1,296          Harley-Davidson, Inc.                                        91,329
                                                                                                                       ------------
                                                                                                                            255,944
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.8%                                 3,756          Anheuser-Busch Cos., Inc.                                   184,795
                                                   454          Brown-Forman Corp. Class B                                   30,073
                                                10,348          The Coca-Cola Co.                                           499,291
                                                 1,382          Coca-Cola Enterprises, Inc.                                  28,220
                                                 1,200          Constellation Brands, Inc. Class A (a)                       34,824
                                                   348          Molson Coors Brewing Co. Class B                             26,601
                                                   900          Pepsi Bottling Group, Inc.                                   27,819
                                                 8,403          PepsiCo, Inc.                                               525,608
                                                                                                                       ------------
                                                                                                                          1,357,231
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                             5,955          Amgen, Inc. (a)                                             406,786
                                                 1,685          Biogen Idec, Inc. (a)                                        82,885
                                                 2,300          Celgene Corp. (a)                                           132,319
                                                 1,300          Genzyme Corp. (a)                                            80,054
                                                 2,200          Gilead Sciences, Inc. (a)                                   142,846
                                                 1,080          Medimmune, Inc. (a)                                          34,960
                                                                                                                       ------------
                                                                                                                            879,850
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                         1,000          American Standard Cos., Inc.                                 45,850
                                                 2,222          Masco Corp.                                                  66,371
                                                                                                                       ------------
                                                                                                                            112,221
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                           1,264          Ameriprise Financial, Inc.                                   68,888
                                                 3,690          The Bank of New York Co., Inc.                              145,275
                                                   610          The Bear Stearns Cos., Inc.                                  99,296
                                                 5,572          The Charles Schwab Corp.                                    107,762
                                                 2,100          E*Trade Financial Corp. (a)                                  47,082
                                                   600          Federated Investors, Inc. Class B                            20,268

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   809          Franklin Resources, Inc.                               $     89,128
                                                 2,200          Goldman Sachs Group, Inc.                                   438,570
                                                 1,288          Janus Capital Group, Inc.                                    27,808
                                                   700          Legg Mason, Inc.                                             66,535
                                                 2,660          Lehman Brothers Holdings, Inc.                              207,799
                                                 1,904          Mellon Financial Corp.                                       80,254
                                                 4,500          Merrill Lynch & Co., Inc. (c)                               418,950
                                                 5,437          Morgan Stanley                                              442,735
                                                   800          Northern Trust Corp.                                         48,552
                                                 1,622          State Street Corp.                                          109,388
                                                 1,490          T. Rowe Price Group, Inc.                                    65,217
                                                                                                                       ------------
                                                                                                                          2,483,507
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                 1,067          Air Products & Chemicals, Inc.                               74,989
                                                   262          Ashland, Inc.                                                18,125
                                                 4,767          The Dow Chemical Co.                                        190,394
                                                 4,553          E.I. du Pont de Nemours & Co.                               221,777
                                                   300          Eastman Chemical Co.                                         17,793
                                                 1,060          Ecolab, Inc.                                                 47,912
                                                   841          Hercules, Inc. (a)                                           16,240
                                                   531          International Flavors & Fragrances, Inc.                     26,104
                                                 2,668          Monsanto Co.                                                140,150
                                                   829          PPG Industries, Inc.                                         53,230
                                                 1,736          Praxair, Inc.                                               102,997
                                                   613          Rohm & Haas Co.                                              31,337
                                                   400          Sigma-Aldrich Corp.                                          31,088
                                                                                                                       ------------
                                                                                                                            972,136
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.6%                          2,844          BB&T Corp.                                                  124,937
                                                   741          Comerica, Inc.                                               43,482
                                                 1,100          Commerce Bancorp, Inc.                                       38,797
                                                   767          Compass Bancshares, Inc.                                     45,752
                                                 2,690          Fifth Third Bancorp                                         110,102
                                                   500          First Horizon National Corp.                                 20,890
                                                 1,440          Huntington Bancshares, Inc.                                  34,200
                                                 2,109          KeyCorp                                                      80,205
                                                   400          M&T Bank Corp.                                               48,864
                                                 1,200          Marshall & Ilsley Corp.                                      57,732
                                                 2,923          National City Corp.                                         106,865
                                                 1,361          PNC Financial Services Group, Inc. (c)                      100,768
                                                 4,064          Regions Financial Corp.                                     151,994
                                                 1,727          SunTrust Banks, Inc.                                        145,845
                                                 1,909          Synovus Financial Corp.                                      58,854
                                                 9,143          U.S. Bancorp                                                330,885
                                                 9,726          Wachovia Corp.                                              553,896
                                                17,032          Wells Fargo & Co.                                           605,658
                                                   570          Zions Bancorp.                                               46,991
                                                                                                                       ------------
                                                                                                                          2,706,717
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%            1,494          Allied Waste Industries, Inc. (a)                      $     18,361
                                                   591          Avery Dennison Corp.                                         40,147
                                                   660          Cintas Corp.                                                 26,209
                                                   740          Equifax, Inc.                                                30,044
                                                   760          Monster Worldwide, Inc. (a)                                  35,446
                                                 1,232          Pitney Bowes, Inc.                                           56,906
                                                 1,284          RR Donnelley & Sons Co.                                      45,633
                                                   960          Robert Half International, Inc.                              35,635
                                                 2,535          Waste Management, Inc.                                       93,212
                                                                                                                       ------------
                                                                                                                            381,593
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%                    454          ADC Telecommunications, Inc. (a)                              6,597
                                                 2,314          Avaya, Inc. (a)                                              32,350
                                                   287          Ciena Corp. (a)                                               7,953
                                                30,994          Cisco Systems, Inc. (a)                                     847,066
                                                   866          Comverse Technology, Inc. (a)                                18,281
                                                 7,773          Corning, Inc. (a)                                           145,433
                                                   858          JDS Uniphase Corp. (a)                                       14,294
                                                 3,100          Juniper Networks, Inc. (a)                                   58,714
                                                12,465          Motorola, Inc.                                              256,280
                                                 8,404          QUALCOMM, Inc.                                              317,587
                                                 1,958          Tellabs, Inc. (a)                                            20,089
                                                                                                                       ------------
                                                                                                                          1,724,644
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.3%                   4,296          Apple Computer, Inc. (a)                                    364,473
                                                11,349          Dell, Inc. (a)                                              284,746
                                                11,674          EMC Corp. (a)                                               154,097
                                                14,025          Hewlett-Packard Co.                                         577,690
                                                 7,841          International Business Machines Corp.                       761,753
                                                   565          Lexmark International, Inc. Class A (a)                      41,358
                                                 1,040          NCR Corp. (a)                                                44,470
                                                 1,791          Network Appliance, Inc. (a)                                  70,350
                                                   620          QLogic Corp. (a)                                             13,590
                                                 1,100          Sandisk Corp. (a)                                            47,333
                                                16,984          Sun Microsystems, Inc. (a)                                   92,053
                                                                                                                       ------------
                                                                                                                          2,451,913
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  345          Fluor Corp.                                                  28,169
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      603          Vulcan Materials Co.                                         54,192
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                          6,222          American Express Co.                                        377,489
                                                 2,087          Capital One Financial Corp.                                 160,323
                                                 2,175          SLM Corp.                                                   106,075
                                                                                                                       ------------
                                                                                                                            643,887
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                      700          Ball Corp.                                                   30,520
                                                   708          Bemis Co.                                                    24,058
                                                   491          Pactiv Corp. (a)                                             17,524
                                                   525          Sealed Air Corp.                                             34,083
                                                   674          Temple-Inland, Inc.                                          31,024
                                                                                                                       ------------
                                                                                                                            137,209
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                              1,007          Genuine Parts Co.                                            47,762
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%               700          Apollo Group, Inc. Class A (a)                         $     27,279
                                                 1,392          H&R Block, Inc.                                              32,072
                                                                                                                       ------------
                                                                                                                             59,351
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.0%           23,020          Bank of America Corp.                                     1,229,038
                                                 1,000          CIT Group, Inc.                                              55,770
                                                   200          Chicago Mercantile Exchange Holdings, Inc.                  101,950
                                                25,081          Citigroup, Inc.                                           1,397,012
                                                17,617          JPMorgan Chase & Co.                                        850,901
                                                 1,234          Moody's Corp.                                                85,220
                                                                                                                       ------------
                                                                                                                          3,719,891
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   19,851          AT&T Inc.                                                   709,673
Services - 2.5%                                  9,251          BellSouth Corp.                                             435,815
                                                   511          CenturyTel, Inc.                                             22,310
                                                 1,880          Citizens Communications Co.                                  27,016
                                                   738          Embarq Corp.                                                 38,789
                                                 8,493          Qwest Communications International Inc. (a)                  71,086
                                                14,731          Verizon Communications, Inc.                                548,582
                                                 2,169          Windstream Corp.                                             30,843
                                                                                                                       ------------
                                                                                                                          1,884,114
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                          930          Allegheny Energy, Inc. (a)                                   42,696
                                                 1,788          American Electric Power Co., Inc.                            76,133
                                                 1,575          Edison International                                         71,631
                                                   958          Entergy Corp.                                                88,443
                                                 3,472          Exelon Corp.                                                214,882
                                                 1,916          FPL Group, Inc.                                             104,269
                                                 1,554          FirstEnergy Corp.                                            93,706
                                                 2,102          PPL Corp.                                                    75,336
                                                   651          Pinnacle West Capital Corp.                                  32,999
                                                 1,422          Progress Energy, Inc.                                        69,792
                                                 3,578          The Southern Co.                                            131,885
                                                                                                                       ------------
                                                                                                                          1,001,772
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                      1,000          American Power Conversion Corp.                              30,590
                                                   475          Cooper Industries Ltd. Class A                               42,954
                                                 4,076          Emerson Electric Co.                                        179,629
                                                   933          Rockwell Automation, Inc.                                    56,988
                                                                                                                       ------------
                                                                                                                            310,161
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                           2,122          Agilent Technologies, Inc. (a)                               73,952
Instruments - 0.2%                               1,060          Jabil Circuit, Inc.                                          26,023
                                                   801          Molex, Inc.                                                  25,336
                                                 2,037          Sanmina-SCI Corp. (a)                                         7,028
                                                 5,578          Solectron Corp. (a)                                          17,961
                                                   987          Symbol Technologies, Inc.                                    14,746
                                                   558          Tektronix, Inc.                                              16,277
                                                                                                                       ------------
                                                                                                                            181,323
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.5%               1,400          BJ Services Co.                                              41,048
                                                 1,569          Baker Hughes, Inc.                                          117,142
                                                 5,088          Halliburton Co.                                             157,982

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,460          Nabors Industries Ltd. (a)                             $     43,479
                                                   980          National Oilwell Varco, Inc. (a)                             59,956
                                                   600          Noble Corp.                                                  45,690
                                                   415          Rowan Cos., Inc.                                             13,778
                                                 6,132          Schlumberger Ltd.                                           387,297
                                                 1,200          Smith International, Inc.                                    49,284
                                                 1,701          Transocean, Inc. (a)                                        137,594
                                                 1,600          Weatherford International Ltd. (a)                           66,864
                                                                                                                       ------------
                                                                                                                          1,120,114
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                  4,206          CVS Corp.                                                   130,007
                                                 2,264          Costco Wholesale Corp.                                      119,698
                                                 3,445          The Kroger Co.                                               79,476
                                                 1,194          SUPERVALU Inc.                                               42,685
                                                 3,003          SYSCO Corp.                                                 110,390
                                                 2,124          Safeway, Inc.                                                73,405
                                                12,608          Wal-Mart Stores, Inc.                                       582,237
                                                 5,104          Walgreen Co.                                                234,223
                                                   700          Whole Foods Market, Inc.                                     32,851
                                                                                                                       ------------
                                                                                                                          1,404,972
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                             3,207          Archer-Daniels-Midland Co.                                  102,496
                                                   987          Campbell Soup Co.                                            38,384
                                                 2,285          ConAgra Foods, Inc.                                          61,695
                                                   700          Dean Foods Co. (a)                                           29,596
                                                 1,674          General Mills, Inc.                                          96,422
                                                 1,858          HJ Heinz Co.                                                 83,629
                                                 1,016          The Hershey Co.                                              50,597
                                                 1,163          Kellogg Co.                                                  58,220
                                                   500          McCormick & Co., Inc.                                        19,280
                                                 3,474          Sara Lee Corp.                                               59,162
                                                 1,500          Tyson Foods, Inc. Class A                                    24,675
                                                 1,220          Wm. Wrigley Jr. Co.                                          63,098
                                                                                                                       ------------
                                                                                                                            687,254
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                86          Nicor, Inc.                                                   4,025
                                                    17          Peoples Energy Corp.                                            758
                                                   500          Questar Corp.                                                41,525
                                                                                                                       ------------
                                                                                                                             46,308
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%            217          Bausch & Lomb, Inc.                                          11,297
                                                 3,284          Baxter International, Inc.                                  152,345
                                                 1,361          Becton Dickinson & Co.                                       95,474
                                                 1,131          Biomet, Inc.                                                 46,676
                                                 5,723          Boston Scientific Corp. (a)                                  98,321
                                                   458          CR Bard, Inc.                                                38,000
                                                   869          Hospira, Inc. (a)                                            29,181
                                                 5,948          Medtronic, Inc.                                             318,277
                                                 1,696          St. Jude Medical, Inc. (a)                                   62,006
                                                 1,380          Stryker Corp.                                                76,052
                                                 1,177          Zimmer Holdings, Inc. (a)                                    92,253
                                                                                                                       ------------
                                                                                                                          1,019,882
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%          2,780          Aetna, Inc.                                            $    120,040
                                                   880          AmerisourceBergen Corp.                                      39,565
                                                 2,113          Cardinal Health, Inc.                                       136,141
                                                 2,296          Caremark Rx, Inc.                                           131,125
                                                   596          Cigna Corp.                                                  78,416
                                                   750          Coventry Health Care, Inc. (a)                               37,537
                                                   700          Express Scripts, Inc. (a)                                    50,120
                                                 1,400          Health Management Associates, Inc. Class A                   29,554
                                                   758          Humana, Inc. (a)                                             41,925
                                                   500          Laboratory Corp. of America Holdings (a)                     36,735
                                                   267          Manor Care, Inc.                                             12,528
                                                 1,474          McKesson Corp.                                               74,732
                                                 1,586          Medco Health Solutions, Inc. (a)                             84,756
                                                   600          Patterson Cos., Inc. (a)                                     21,306
                                                   900          Quest Diagnostics, Inc.                                      47,700
                                                 2,705          Tenet Healthcare Corp. (a)                                   18,854
                                                 6,880          UnitedHealth Group, Inc.                                    369,662
                                                 3,204          WellPoint, Inc. (a)                                         252,123
                                                                                                                       ------------
                                                                                                                          1,582,819
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                    1,219          IMS Health, Inc.                                             33,498
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%             2,114          Carnival Corp.                                              103,692
                                                   640          Darden Restaurants, Inc.                                     25,709
                                                   905          Harrah's Entertainment, Inc.                                 74,862
                                                 1,929          Hilton Hotels Corp.                                          67,322
                                                 1,800          International Game Technology                                83,160
                                                 1,598          Marriott International, Inc. Class A                         76,257
                                                 6,066          McDonald's Corp.                                            268,906
                                                 3,708          Starbucks Corp. (a)                                         131,337
                                                 1,015          Starwood Hotels & Resorts Worldwide, Inc.                    63,437
                                                   534          Wendy's International, Inc.                                  17,670
                                                 1,104          Wyndham Worldwide Corp. (a)                                  35,350
                                                 1,536          Yum! Brands, Inc.                                            90,317
                                                                                                                       ------------
                                                                                                                          1,038,019
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                          360          Black & Decker Corp.                                         28,789
                                                   544          Centex Corp.                                                 30,611
                                                 1,500          DR Horton, Inc.                                              39,735
                                                   817          Fortune Brands, Inc.                                         69,764
                                                   400          Harman International Industries, Inc.                        39,964
                                                   294          KB Home                                                      15,076
                                                 1,028          Leggett & Platt, Inc.                                        24,569
                                                   740          Lennar Corp. Class A                                         38,820
                                                 1,590          Newell Rubbermaid, Inc.                                      46,030
                                                 1,136          Pulte Homes, Inc.                                            37,624
                                                   372          Snap-On, Inc.                                                17,722
                                                   496          The Stanley Works                                            24,944
                                                   440          Whirlpool Corp.                                              36,529
                                                                                                                       ------------
                                                                                                                            450,177
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                          706          Clorox Co.                                             $     45,290
                                                 2,549          Colgate-Palmolive Co.                                       166,297
                                                 2,214          Kimberly-Clark Corp.                                        150,441
                                                16,170          The Procter & Gamble Co.                                  1,039,246
                                                                                                                       ------------
                                                                                                                          1,401,274
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                 700          Affiliated Computer Services, Inc. Class A (a)               34,188
                                                 2,640          Automatic Data Processing, Inc.                             130,020
                                                   800          Cognizant Technology Solutions Corp. (a)                     61,728
                                                   934          Computer Sciences Corp. (a)                                  49,848
                                                   885          Convergys Corp. (a)                                          21,045
                                                 2,733          Electronic Data Systems Corp.                                75,294
                                                   900          Fidelity National Information Services, Inc.                 36,081
                                                 3,707          First Data Corp.                                             94,603
                                                   832          Fiserv, Inc. (a)                                             43,613
                                                 1,525          Paychex, Inc.                                                60,298
                                                   467          Sabre Holdings Corp. Class A                                 14,893
                                                 2,115          Unisys Corp. (a)                                             16,582
                                                 3,707          The Western Union Co.                                        83,111
                                                                                                                       ------------
                                                                                                                            721,304
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy             3,438          The AES Corp. (a)                                            75,773
Traders - 0.4%                                   1,007          Constellation Energy Group, Inc.                             69,352
                                                 2,141          Dynegy, Inc. Class A (a)                                     15,501
                                                 2,308          TXU Corp.                                                   125,117
                                                                                                                       ------------
                                                                                                                            285,743
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.5%                  3,830          3M Co.                                                      298,472
                                                52,432          General Electric Co.                                      1,950,995
                                                   543          Textron, Inc.                                                50,917
                                                10,126          Tyco International Ltd.                                     307,830
                                                                                                                       ------------
                                                                                                                          2,608,214
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                 1,800          ACE Ltd.                                                    109,026
                                                   440          AMBAC Financial Group, Inc.                                  39,191
                                                 1,694          AON Corp.                                                    59,866
                                                 2,673          Aflac, Inc.                                                 122,958
                                                 3,145          The Allstate Corp. (b)                                      204,771
                                                13,167          American International Group, Inc.                          943,547
                                                 1,912          Chubb Corp. (b)                                             101,164
                                                   998          Cincinnati Financial Corp.                                   45,219
                                                 2,100          Genworth Financial, Inc. Class A                             71,841
                                                 1,422          Hartford Financial Services Group, Inc.                     132,687
                                                 1,595          Lincoln National Corp.                                      105,908
                                                 2,394          Loews Corp.                                                  99,279
                                                   591          MBIA, Inc.                                                   43,178
                                                 2,652          Marsh & McLennan Cos., Inc.                                  81,310
                                                 3,702          MetLife, Inc.                                               218,455
                                                 1,500          Principal Financial Group, Inc.                              88,050
                                                 4,200          The Progressive Corp.                                       101,724

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 2,400          Prudential Financial, Inc.                             $    206,064
                                                   665          Safeco Corp.                                                 41,596
                                                 3,325          The St. Paul Travelers Cos., Inc.                           178,519
                                                   477          Torchmark Corp.                                              30,414
                                                 1,796          UnumProvident Corp.                                          37,321
                                                   805          XL Capital Ltd. Class A                                      57,976
                                                                                                                       ------------
                                                                                                                          3,120,064
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                 1,700          Amazon.com, Inc. (a)                                         67,082
                                                 1,300          IAC/InterActiveCorp (a)                                      48,308
                                                                                                                       ------------
                                                                                                                            115,390
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%              5,900          eBay, Inc. (a)                                              177,413
                                                 1,080          Google, Inc. Class A (a)                                    497,318
                                                 1,400          VeriSign, Inc. (a)                                           33,670
                                                 6,156          Yahoo!, Inc. (a)                                            157,224
                                                                                                                       ------------
                                                                                                                            865,625
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                323          Brunswick Corp.                                              10,304
                                                 1,284          Eastman Kodak Co.                                            33,127
                                                 1,073          Hasbro, Inc.                                                 29,239
                                                 2,129          Mattel, Inc.                                                 48,243
                                                                                                                       ------------
                                                                                                                            120,913
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%            1,096          Applera Corp. - Applied Biosystems Group                     40,212
                                                   236          Millipore Corp. (a)                                          15,718
                                                   822          PerkinElmer, Inc.                                            18,273
                                                 2,377          Thermo Electron Corp. (a)                                   107,654
                                                   600          Waters Corp. (a)                                             29,382
                                                                                                                       ------------
                                                                                                                            211,239
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                 3,290          Caterpillar, Inc.                                           201,776
                                                   264          Cummins, Inc.                                                31,199
                                                 1,246          Danaher Corp.                                                90,260
                                                 1,179          Deere & Co.                                                 112,087
                                                 1,177          Dover Corp.                                                  57,697
                                                   894          Eaton Corp.                                                  67,175
                                                   848          ITT Corp.                                                    48,183
                                                 1,952          Illinois Tool Works, Inc.                                    90,163
                                                 1,508          Ingersoll-Rand Co. Class A                                   59,008
                                                 1,396          PACCAR, Inc.                                                 90,600
                                                   855          Pall Corp.                                                   29,540
                                                   668          Parker Hannifin Corp.                                        51,356
                                                   500          Terex Corp. (a)                                              32,290
                                                                                                                       ------------
                                                                                                                            961,334
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                     3,841          CBS Corp. Class B                                           119,762
                                                 2,721          Clear Channel Communications, Inc.                           96,704
                                                10,827          Comcast Corp. Class A (a)                                   458,307
                                                 4,500          The DIRECTV Group, Inc. (a)                                 112,230
                                                   151          Dow Jones & Co., Inc.                                         5,738
                                                   300          EW Scripps Co. Class A                                       14,982
                                                 1,087          Gannett Co., Inc.                                            65,720

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,953          Interpublic Group of Cos., Inc. (a)                    $     23,905
                                                 1,860          The McGraw-Hill Cos., Inc.                                  126,517
                                                    94          Meredith Corp.                                                5,297
                                                   505          New York Times Co. Class A                                   12,302
                                                12,200          News Corp. Class A                                          262,056
                                                   877          Omnicom Group                                                91,682
                                                20,620          Time Warner, Inc.                                           449,104
                                                 1,169          Tribune Co.                                                  35,982
                                                 1,405          Univision Communications, Inc. Class A (a)                   49,765
                                                 3,541          Viacom, Inc. Class B (a)                                    145,287
                                                10,861          Walt Disney Co.                                             372,206
                                                                                                                       ------------
                                                                                                                          2,447,546
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                           4,599          Alcoa, Inc.                                                 138,016
                                                   416          Allegheny Technologies, Inc.                                 37,723
                                                   968          Freeport-McMoRan Copper & Gold, Inc. Class B                 53,947
                                                 2,196          Newmont Mining Corp.                                         99,149
                                                 1,448          Nucor Corp.                                                  79,148
                                                 1,098          Phelps Dodge Corp.                                          131,453
                                                   535          United States Steel Corp.                                    39,130
                                                                                                                       ------------
                                                                                                                            578,566
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%                             958          Ameren Corp.                                                 51,473
                                                 1,372          CMS Energy Corp. (a)                                         22,912
                                                 1,964          Centerpoint Energy, Inc.                                     32,563
                                                 1,065          Consolidated Edison, Inc.                                    51,195
                                                 1,028          DTE Energy Co.                                               49,765
                                                 1,754          Dominion Resources, Inc.                                    147,055
                                                 6,542          Duke Energy Corp.                                           217,260
                                                 1,000          KeySpan Corp.                                                41,180
                                                 1,688          NiSource, Inc.                                               40,681
                                                 1,637          PG&E Corp.                                                   77,479
                                                 1,378          Public Service Enterprise Group, Inc.                        91,472
                                                 1,481          Sempra Energy                                                82,995
                                                 1,345          TECO Energy, Inc.                                            23,174
                                                 2,361          Xcel Energy, Inc.                                            54,445
                                                                                                                       ------------
                                                                                                                            983,649
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                            735          Big Lots, Inc. (a)                                           16,846
                                                   171          Dillard's, Inc. Class A                                       5,980
                                                 1,338          Dollar General Corp.                                         21,488
                                                   685          Family Dollar Stores, Inc.                                   20,091
                                                 2,600          Federated Department Stores                                  99,138
                                                 1,166          JC Penney Co., Inc.                                          90,202
                                                 1,694          Kohl's Corp. (a)                                            115,920
                                                 1,022          Nordstrom, Inc.                                              50,425
                                                   426          Sears Holdings Corp. (a)                                     71,538
                                                 4,491          Target Corp.                                                256,212
                                                                                                                       ------------
                                                                                                                            747,840
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                        5,081          Xerox Corp. (a)                                              86,123
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.0%               2,340          Anadarko Petroleum Corp.                               $    101,837
                                                 1,586          Apache Corp.                                                105,485
                                                 2,100          Chesapeake Energy Corp.                                      61,005
                                                11,226          Chevron Corp.                                               825,448
                                                 8,426          ConocoPhillips                                              606,251
                                                 1,000          Consol Energy, Inc.                                          32,130
                                                 2,270          Devon Energy Corp.                                          152,272
                                                 1,100          EOG Resources, Inc.                                          68,695
                                                 3,307          El Paso Corp.                                                50,531
                                                29,868          Exxon Mobil Corp. (b)                                     2,288,785
                                                 1,171          Hess Corp.                                                   58,046
                                                   528          Kinder Morgan, Inc.                                          55,836
                                                 1,729          Marathon Oil Corp.                                          159,932
                                                   800          Murphy Oil Corp.                                             40,680
                                                 4,242          Occidental Petroleum Corp.                                  207,137
                                                 1,600          Peabody Energy Corp.                                         64,656
                                                   590          Sunoco, Inc.                                                 36,792
                                                 3,100          Valero Energy Corp.                                         158,596
                                                 3,022          Williams Cos., Inc.                                          78,935
                                                 1,866          XTO Energy, Inc.                                             87,795
                                                                                                                       ------------
                                                                                                                          5,240,844
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                   2,436          International Paper Co.                                      83,068
                                                 1,162          MeadWestvaco Corp.                                           34,930
                                                 1,136          Weyerhaeuser Co.                                             80,258
                                                                                                                       ------------
                                                                                                                            198,256
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                         2,278          Avon Products, Inc.                                          75,265
                                                   500          The Estee Lauder Cos., Inc. Class A                          20,410
                                                                                                                       ------------
                                                                                                                             95,675
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.5%                           7,791          Abbott Laboratories                                         379,500
                                                   687          Allergan, Inc.                                               82,261
                                                   600          Barr Pharmaceuticals, Inc. (a)                               30,072
                                                 9,777          Bristol-Myers Squibb Co.                                    257,331
                                                 5,137          Eli Lilly & Co.                                             267,638
                                                 1,640          Forest Laboratories, Inc. (a)                                82,984
                                                14,884          Johnson & Johnson                                           982,642
                                                 1,436          King Pharmaceuticals, Inc. (a)                               22,861
                                                11,070          Merck & Co., Inc.                                           482,652
                                                 1,200          Mylan Laboratories                                           23,952
                                                36,938          Pfizer, Inc.                                                956,694
                                                 7,303          Schering-Plough Corp.                                       172,643
                                                   426          Watson Pharmaceuticals, Inc. (a)                             11,089
                                                 6,857          Wyeth                                                       349,158
                                                                                                                       ------------
                                                                                                                          4,101,477
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                      400          Apartment Investment & Management Co. Class A                22,408
(REITs) - 1.0%                                   1,200          Archstone-Smith Trust                                        69,852
                                                   500          Boston Properties, Inc.                                      55,940
                                                 1,900          Equity Office Properties Trust                               91,523

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,300          Equity Residential                                     $     65,975
                                                 1,200          Kimco Realty Corp.                                           53,940
                                                 1,100          Plum Creek Timber Co., Inc.                                  43,835
                                                 1,400          ProLogis                                                     85,078
                                                   500          Public Storage, Inc.                                         48,750
                                                 1,100          Simon Property Group, Inc.                                  111,419
                                                   600          Vornado Realty Trust                                         72,900
                                                                                                                       ------------
                                                                                                                            721,620
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                         1,000          CB Richard Ellis Group, Inc. (a)                             33,200
Development - 0.1%                               1,221          Realogy Corp. (a)                                            37,021
                                                                                                                       ------------
                                                                                                                             70,221
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                               1,822          Burlington Northern Santa Fe Corp.                          134,482
                                                 2,090          CSX Corp.                                                    71,959
                                                 2,156          Norfolk Southern Corp.                                      108,425
                                                   193          Ryder System, Inc.                                            9,855
                                                 1,276          Union Pacific Corp.                                         117,418
                                                                                                                       ------------
                                                                                                                            442,139
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   2,376          Advanced Micro Devices, Inc. (a)                             48,352
Equipment - 2.1%                                 1,613          Altera Corp. (a)                                             31,744
                                                 1,887          Analog Devices, Inc.                                         62,026
                                                 6,946          Applied Materials, Inc.                                     128,154
                                                 2,287          Broadcom Corp. Class A (a)                                   73,893
                                                29,521          Intel Corp.                                                 597,800
                                                   906          Kla-Tencor Corp.                                             45,074
                                                 2,208          LSI Logic Corp. (a)                                          19,872
                                                 1,404          Linear Technology Corp.                                      42,569
                                                 1,504          Maxim Integrated Products, Inc.                              46,052
                                                 3,514          Micron Technology, Inc. (a)                                  49,055
                                                 1,670          National Semiconductor Corp.                                 37,909
                                                   570          Novellus Systems, Inc. (a)                                   19,619
                                                 1,700          Nvidia Corp. (a)                                             62,917
                                                   410          PMC-Sierra, Inc. (a)                                          2,751
                                                 1,218          Teradyne, Inc. (a)                                           18,221
                                                 7,910          Texas Instruments, Inc.                                     227,808
                                                 1,560          Xilinx, Inc.                                                 37,144
                                                                                                                       ------------
                                                                                                                          1,550,960
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                  3,022          Adobe Systems, Inc. (a)                                     124,265
                                                 1,044          Autodesk, Inc. (a)                                           42,240
                                                 1,185          BMC Software, Inc. (a)                                       38,157
                                                 2,434          CA, Inc.                                                     55,130
                                                   829          Citrix Systems, Inc. (a)                                     22,424
                                                 2,218          Compuware Corp. (a)                                          18,476
                                                 1,500          Electronic Arts, Inc. (a)                                    75,540
                                                 1,680          Intuit, Inc. (a)                                             51,257

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held          Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                44,026          Microsoft Corp. (b)                                    $  1,314,616
                                                 1,320          Novell, Inc. (a)                                              8,184
                                                20,458          Oracle Corp. (a)                                            350,650
                                                 5,133          Symantec Corp. (a)                                          107,023
                                                                                                                       ------------
                                                                                                                          2,207,962
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                          1,047          AutoNation, Inc. (a)                                         22,322
                                                   265          AutoZone, Inc. (a)                                           30,623
                                                 1,330          Bed Bath & Beyond, Inc. (a)                                  50,673
                                                 1,979          Best Buy Co., Inc.                                           97,347
                                                   623          Circuit City Stores, Inc.                                    11,825
                                                 3,018          The Gap, Inc.                                                58,851
                                                10,465          Home Depot, Inc.                                            420,274
                                                 1,898          Limited Brands                                               54,928
                                                 7,640          Lowe's Cos., Inc.                                           237,986
                                                 1,483          Office Depot, Inc. (a)                                       56,606
                                                   313          OfficeMax, Inc.                                              15,540
                                                   782          RadioShack Corp.                                             13,122
                                                   648          The Sherwin-Williams Co.                                     41,200
                                                 3,451          Staples, Inc.                                                92,142
                                                 2,130          TJX Cos., Inc.                                               60,748
                                                   664          Tiffany & Co.                                                26,055
                                                                                                                       ------------
                                                                                                                          1,290,242
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%          2,000          Coach, Inc. (a)                                              85,920
                                                   600          Jones Apparel Group, Inc.                                    20,058
                                                   686          Liz Claiborne, Inc.                                          29,814
                                                   924          Nike, Inc. Class B                                           91,504
                                                   565          VF Corp.                                                     46,375
                                                                                                                       ------------
                                                                                                                            273,671
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                3,098          Countrywide Financial Corp.                                 131,510
                                                 4,817          Fannie Mae                                                  286,082
                                                 3,444          Freddie Mac                                                 233,848
                                                   422          MGIC Investment Corp.                                        26,392
                                                 2,105          Sovereign Bancorp, Inc.                                      53,446
                                                 5,071          Washington Mutual, Inc.                                     230,680
                                                                                                                       ------------
                                                                                                                            961,958
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                  10,616          Altria Group, Inc.                                          911,065
                                                   800          Reynolds American, Inc.                                      52,376
                                                   705          UST, Inc.                                                    41,031
                                                                                                                       ------------
                                                                                                                          1,004,472
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%            349          WW Grainger, Inc.                                            24,409
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                       1,908          Alltel Corp.                                                115,396
Services - 0.5%                                 14,974          Sprint Nextel Corp.                                         282,859
                                                                                                                       ------------
                                                                                                                            398,255
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $52,981,645) - 87.0%                             64,895,118
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Schedule of Investments as of December 31, 2006

                                                  Beneficial
                                                   Interest     Short-Term Securities                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $ 1,368,129      BlackRock Liquidity Series, LLC                        $  1,368,129
                                                                Cash Sweep Series, 5.26% (c)(e)
                                                   370,000      BlackRock Liquidity Series, LLC                             370,000
                                                                Money Market Series, 5.29% (c)(d)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $1,738,129) - 2.3%                                1,738,129
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts      Put Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                                    36,495      S&P European, expiring October 2007 at US$1,630           5,608,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                    18,156      S&P European, expiring October 2007 at US$1,630           2,816,778
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Put Options Purchased
                                                                (Premiums Paid - $10,465,189) - 11.3%                     8,425,695
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $65,184,963*) - 100.6%         75,058,942

                                                                Liabilities in Excess of Other Assets - (0.6%)             (441,612)
                                                                                                                       ------------
                                                                Net Assets - 100.0%                                    $ 74,617,330
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 66,212,498
                                                                   ============
      Gross unrealized appreciation                                $ 18,942,768
      Gross unrealized appreciation                                 (10,096,324)
                                                                   ------------
      Net unrealized appreciation                                  $  8,846,444
                                                                   ============

(a)   Non-income producing security.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------------------
                                                                                                                   Interest/
                                                                                                  Realized         Dividend
      Affiliate                                                   Purchase Cost      Sale Cost      Gain            Income
      ----------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                   --        $ (307,170)*         --        $  20,263
      BlackRock Liquidity Series, LLC Money Market Series          $ 370,000**              --           --        $      67
      Merrill Lynch & Co., Inc.                                           --                --           --        $   1,125
      PNC Financial Services Group, Inc.                                  --                --           --        $     749
      ----------------------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
**    Represents net purchase cost.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of December 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------
      Number of                                                   Face               Unrealized
      Contracts         Issue            Expiration Date         Value             Appreciation
      -----------------------------------------------------------------------------------------
         4          S&P 500 Index           March 2007          $ 1,423,839           $ 4,561
      -----------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500(R) Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: February 20, 2007